STOCK BASED COMPENSATION (Details 1) - Stock Compensation Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share, Outstanding Number	4,919,892	2,808,359
Share, Granted	2,111,533	3,705,300
Share, Exercised
Share, Forfeited
Share, Outstanding Number	8,625,192	4,919,892
Weighted- Average Exercise Price, Outstanding
Weighted- Average Exercise Price, Granted	0.14	0.17
Weighted- Average Exercise Price, Outstanding
Weighted Average Remaining Contractual Term (in Years), Outstanding	5 years	5 years
Weighted Average Remaining Contractual Term (in Years), Granted	5 years	5 years
Weighted Average Remaining Contractual Term (in Years), Exercised	5 years	5 years
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Outstanding